Employee Benefit Plans (Details 5) (Pension Benefits, USD $) In Thousands, unless otherwise specified								12 Months Ended			12 Months Ended				12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2012 Significant Unobservable Inputs (Level 3)	Mar. 31, 2011 Significant Unobservable Inputs (Level 3)	Mar. 31, 2012 Common/collective trusts	Mar. 31, 2011 Common/collective trusts	Mar. 31, 2011 Common/collective trusts Significant Unobservable Inputs (Level 3)	Mar. 31, 2012 Value of funds in insurance company accounts	Mar. 31, 2011 Value of funds in insurance company accounts	Mar. 31, 2012 Value of funds in insurance company accounts Significant Unobservable Inputs (Level 3)	Mar. 31, 2011 Value of funds in insurance company accounts Significant Unobservable Inputs (Level 3)	Mar. 31, 2012 Partnership/joint venture interest	Mar. 31, 2011 Partnership/joint venture interest	Mar. 31, 2012 Partnership/joint venture interest Significant Unobservable Inputs (Level 3)	Mar. 31, 2011 Partnership/joint venture interest Significant Unobservable Inputs (Level 3)
Change in plan assets
Fair value of plan assets at beginning of year	$ 2,154,458	$ 2,063,906	$ 2,000,854	$ 528,040	$ 470,162	$ 505,551	$ 477,191	$ 2,827	$ 46,026	$ 45,399	$ 1,366	$ 1,450	$ 526,762	$ 468,796	$ 468,796	$ 463,480
Realized (losses) gains								97			(1)	4			5,145	14,861
Net unrealized gains (losses)								(25)			(5)	8			9,411	36,339
Net purchases, issuances, and settlements								(1,642)			(82)	(96)			43,410	(22,353)
Net transfers into (out of) Level 3								(1,257)								3,469
Fair value of plan assets at end of year	$ 2,154,458	$ 2,063,906	$ 2,000,854	$ 528,040	$ 470,162	$ 505,551	$ 477,191		$ 46,026	$ 45,399	$ 1,278	$ 1,366	$ 526,762	$ 468,796	$ 526,762	$ 468,796